Related Party Transactions - Reinsurance Narrative (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				3 Months Ended					0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014 Affiliated Entity Reinsurance, Threshold To Decrease Ceding Commission	Mar. 31, 2014 Affiliated Entity Reinsurance, Threshold To Increase Ceding Commission	Mar. 31, 2014 Affiliated Entity Recovery Of Acquisition Costs Of Reinsured Contracts	Mar. 31, 2013 Affiliated Entity Recovery Of Acquisition Costs Of Reinsured Contracts	Mar. 31, 2014 Affiliated Entity Agent Alliance Insurance Company (AAIC) Reinsurance	Mar. 31, 2014 Affiliated Entity Risk Services, LLC (RSL) Consulting And Marketing Services for Product Promotion	Mar. 31, 2014 Affiliated Entity AARC Reinsurance	Jan. 02, 2013 Affiliated Entity Wesco Quota Share Agreement	Oct. 02, 2012 Affiliated Entity ACP Re Ltd., Maiden Insurance Company, and Technology Insurance Company Reinsurance	Mar. 02, 2010 Affiliated Entity ACP Re Ltd., Maiden Insurance Company, and Technology Insurance Company Reinsurance	Mar. 02, 2010 Affiliated Entity ACP Re Ltd., Maiden Insurance Company, and Technology Insurance Company Reinsurance Maximum	Oct. 02, 2012 Affiliated Entity ACP Re Ltd., Maiden Insurance Company, and Technology Insurance Company Reinsurance Minimum	Mar. 02, 2010 Affiliated Entity ACP Re Ltd., Maiden Insurance Company, and Technology Insurance Company Reinsurance Minimum	Mar. 31, 2014 Affiliated Entity ACP Re Ltd.	Dec. 31, 2013 Affiliated Entity ACP Re Ltd.	Mar. 31, 2014 Affiliated Entity Maiden Insurance Company	Dec. 31, 2013 Affiliated Entity Maiden Insurance Company
Related Party Transaction [Line Items]
Percentage of business ceded							100.00%		25.00%			50.00%
Percentage of related losses ceded									25.00%
Reinsurance percentage of ceding commission								1.50%	25.00%		32.00%	32.50%	34.50%	30.00%	30.50%
Threshold percentage of loss ratio			64.50%	60.00%
Prior notice period for written notification of termination									90 days
Assumed premiums, percentage of business written										100.00%
Percentage of obligations reinsured										100.00%
Loss Portfolio Transfer, Percentage Covered, Loss And Loss Adjustment Expense (LAE) Reserves And Unearned Premiums,										100.00%
Loss portfolio transfer, percentage										100.00%
Loss Transfer Portfolio, Percentage Of Business Fronted										100.00%
Fronted ceded commission										5.00%
Ceding commission income	$ 5,370	$ 25,257			$ 3,767	$ 24,208
Assets held-in-trust																$ 53,243	$ 57,959	$ 107,308	$ 104,824